Cover	Sep. 01, 2021
Cover [Abstract]
Entity Registrant Name	iCoreConnect, Inc.
Entity Central Index Key	0001408057
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 1, 2021, iCoreConnect Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the completion of its acquisition of substantially all of the assets and business of Spectrum Technology Solutions, LLC, (“STS”), an Arizona limited liability company. The Company is filing this Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) to amend the Original Form 8-K to include (i) unaudited financial statements of STS as of June 30, 2021 and for the six months ended, June 30, 2021 and 2020, (ii) audited financial statements of STS as of, and for the years ended, December 31, 2020 and 2019, and (iii) unaudited pro forma condensed combined financial information of the Company giving effect to the asset acquisition, required by Items 9.01(a) and 9.01(b) of Form 8-K. This Amendment does not modify, amend, or update in any way any of the financial or other information contained in the Original Filings, nor does it refle
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2021
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	13-4182867
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-52765
Entity Address Address Line 2	Suite 250
Entity Address State Or Province	FL
City Area Code	888
Local Phone Number	810-7706
Entity Address Address Line 1	529 E. Crown Point Road
Entity Address City Or Town	Ocoee
Entity Address Postal Zip Code	34761